Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of right-of-use assets

	Branch	IT	Furniture
	offices	equipment	and vehicles	Total
Balances at January 1, 2020	5,583	9	19	5,611
Remeasurement of right-of-use assets	214	—	—	214
Additions in right-of-use assets	1,079	—	244	1,323
Disposals	(22)	(7)	—	(29)
Depreciation	(1,419)	(2)	(55)	(1,476)
Balances at December 31, 2020	5,435	—	208	5,643
Remeasurement of right-of-use assets	551	—	—	551
Additions in right-of-use assets	663	—	63	726
Depreciation	(1,542)	—	(95)	(1,637)
Disposals	(108)	—	—	(108)
Balances at December 31, 2021	4,999	—	176	5,175

Schedule of activity in finance lease liabilities

Amount

Balances at January 1, 2020	5,919
Interest expense	679
New contracts	1,271
Remeasurement on leases liabilities	198
Disposals	(29)
Payments	(1,907)
Balances at December 31, 2020	6,131
Interest expense	646
New contracts	725
Remeasurement on leases liabilities	350
Disposals	(103)
Payments	(2,033)
Balances at December 31, 2021	5,716

Schedule of maturity analysis of lease payments

December 31, 2021
Maturity analysis - contractual undiscounted cash flows
Less than one year	1,802
One to three years	2,423
Three to five years	1,573
More than five years	1,835
Total undiscounted lease liabilities at December 31, 2021	7,633
Lease liabilities at December 31, 2021	5,716

Current	1,508
Long-term	4,208

Schedule of additional lease information

December 31, 2021
Amounts recognized in the consolidated income statement:
Interest expense on lease liabilities	646
Expense relating to short-term leases	20
Expense relating to leases of low-value assets that are not shown above as short-term leases	468
Expense relating to variable lease payments not included in lease liabilities	—
Cash flows from lease liabilities:
Total leases cash flows	(488)